Principal subsidiaries - Summary of subsidiaries financial information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		$ 40,522	$ 40,030	$ 33,781
Profit after tax for the year		13,925	8,851	4,776
– attributable to non-controlling interests		287	89	159
– attributable to owners of Rio Tinto (net earnings)		13,638	8,762	4,617
Other comprehensive (loss)/income		(3,139)	3,088	(63)
Total comprehensive income for the year	[1]	10,786	11,939	4,713
– Non-current assets		70,047	76,554
– Current assets		20,168	18,678
– Non-current liabilities		(30,261)	(33,262)
Net assets/(liabilities)		49,823	51,115
Attributable to non-controlling interests		6,137	6,404
Equity attributable to owners of Rio Tinto (see Group balance sheet)		43,686	44,711	39,290	$ 44,542
Cash flow from operations		11,821	13,884	8,465
Dividends paid to holders of non-controlling interests in subsidiaries		(420)	(399)	$ (341)
Iron Ore Company of Canada [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		1,561	1,867
Profit after tax for the year		298	377
– attributable to non-controlling interests		122	156
– attributable to owners of Rio Tinto (net earnings)		176	221
Other comprehensive (loss)/income		(136)	144
Total comprehensive income for the year		162	521
– Non-current assets		2,376	2,535
– Current assets		459	714
– Current liabilities		(351)	(449)
– Non-current liabilities		(791)	(838)
Net assets/(liabilities)		1,693	1,962
Attributable to non-controlling interests		699	809
Equity attributable to owners of Rio Tinto (see Group balance sheet)		994	1,153
Cash flow from operations		553	840
Dividends paid to holders of non-controlling interests in subsidiaries		(178)	(162)
Energy Resources of Australia Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		151	157
Profit after tax for the year		(241)	(29)
– attributable to non-controlling interests		1	(9)
– attributable to owners of Rio Tinto (net earnings)		(242)	(20)
Other comprehensive (loss)/income		2
Total comprehensive income for the year		(239)	(29)
– Non-current assets		74	57
– Current assets		311	406
– Current liabilities		(123)	(128)
– Non-current liabilities		(522)	(356)
Net assets/(liabilities)		(260)	(21)
Attributable to non-controlling interests		(6)	(7)
Equity attributable to owners of Rio Tinto (see Group balance sheet)		(254)	(14)
Cash flow from operations		(64)	(2)
Turquoise Hill [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		1,180	940
Profit after tax for the year		139	22
– attributable to non-controlling interests		14	(49)
– attributable to owners of Rio Tinto (net earnings)		125	71
Other comprehensive (loss)/income		(4)	4
Total comprehensive income for the year		135	26
– Non-current assets		10,375	9,008
– Current assets		3,813	4,953
– Current liabilities		(540)	(504)
– Non-current liabilities		(4,367)	(4,311)
Net assets/(liabilities)		9,281	9,146
Attributable to non-controlling interests		3,936	3,982
Equity attributable to owners of Rio Tinto (see Group balance sheet)		5,345	5,164
Cash flow from operations		357	295
Robe River Mining Co Pty Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		1,082	1,164
Profit after tax for the year		561	617
– attributable to non-controlling interests		218	242
– attributable to owners of Rio Tinto (net earnings)		343	375
Other comprehensive (loss)/income		(313)	238
Total comprehensive income for the year		248	855
– Non-current assets		2,610	2,927
– Current assets		710	875
– Current liabilities		(111)	(186)
– Non-current liabilities		(117)	(174)
Net assets/(liabilities)		3,092	3,442
Attributable to non-controlling interests		1,237	1,375
Equity attributable to owners of Rio Tinto (see Group balance sheet)		1,855	2,067
Cash flow from operations		933	1,048
Dividends paid to holders of non-controlling interests in subsidiaries		(224)	(230)
Other companies and eliminations [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		1,262	1,351
Profit after tax for the year		543	637
– attributable to owners of Rio Tinto (net earnings)		543	637
Other comprehensive (loss)/income		(203)	158
Total comprehensive income for the year		340	795
– Non-current assets		3,739	4,187
– Current assets		2,368	1,149
– Current liabilities		(235)	(1,357)
– Non-current liabilities		(3,977)	(2,244)
Net assets/(liabilities)		1,895	1,735
Equity attributable to owners of Rio Tinto (see Group balance sheet)		1,895	1,735
Cash flow from operations		1,151	1,207
Robe River [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		2,344	2,515
Profit after tax for the year		1,104	1,254
– attributable to non-controlling interests		218	242
– attributable to owners of Rio Tinto (net earnings)		886	1,012
Other comprehensive (loss)/income		(516)	396
Total comprehensive income for the year		588	1,650
– Non-current assets		6,349	7,114
– Current assets		3,078	2,024
– Current liabilities		(346)	(1,543)
– Non-current liabilities		(4,094)	(2,418)
Net assets/(liabilities)		4,987	5,177
Attributable to non-controlling interests		1,237	1,375
Equity attributable to owners of Rio Tinto (see Group balance sheet)		3,750	3,802
Cash flow from operations		2,084	2,255
Dividends paid to holders of non-controlling interests in subsidiaries		$ (224)	$ (230)

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.